The exchange rates used to translate amounts in RMB into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows: (Details)	Jun. 30, 2021	Jun. 30, 2020
Income And Cash Flow [Member]
Exchange rate	6.7698	7.0307
Balance Sheet [Member]
Exchange rate	6.4601	7.0795